LAND USE RIGHT / CLOUD INFRASTRUCTURE CONSTRUCTION IN PROGRESS (Tables)	12 Months Ended
Dec. 31, 2015
LAND USE RIGHT / CLOUD INFRASTRUCTURE CONSTRUCTION IN PROGRESS
Schedule of land use right
	December 31,
	2014	2015
	RMB’000	RMB’000	US$’000

Land use right	51,678	—	—
Less: accumulated amortization	(1,981)	—	—

	49,697	—	—